Financial Obligations (Details) - PEN (S/)		12 Months Ended
	Jan. 08, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Obligations (Details) [Line Items]
Description of financial covenants ratio		The financial covenants related to the Senior Notes denominated issued in US dollars and soles state that if the Company and its guarantor subsidiaries issue debt or equity instruments, merges with another company or dispose or rents significant assets, the Senior Notes will trigger the following financial covenants, calculated based on the Company and Guarantee Subsidiaries annual consolidated financial statements: -A fixed charge covenant ratio of at least 2.5 to 1. -A consolidated debt-to-EBITDA ratio of no greater than 3.5 to 1.
Profit or loss		S/ 168,900,000	S/ 176,828,000	S/ 153,170,000
Medium-term Corporate Loan, description		On August 6, 2021, the Company established the conditions of a medium-term corporate loan under “Club Deal” modality with Banco de Crédito del Perú S.A. and Scotiabank Perú S.A.A. The loan amounts to S/860,000,000 that allowed the payment of all the financial obligations that the Company maintains with a maturity until February 2023. The loan conditions include a grace / availability period of 18 months from August 6 and a payment term of 7 years from the last disbursement, which was in February 2023.
Annual interest rate		5.82%
Senior Notes in US dollars [Member]
Financial Obligations (Details) [Line Items]
Description of senior notes	Until February 2023, the Company had outstanding corporate bonds which were denominated in US dollars. These bonds were issued in January 2013. The cross currency swaps maintained by the Company to hedge the exchange rate variations of corporate bonds were executed and settled in full in correlation with the payment of these corporate bonds.
Senior Notes in Soles [Member]
Financial Obligations (Details) [Line Items]
Description of senior notes	The General Shareholders’ Meeting held on January 8, 2019, approved the issuance of Senior Notes denominated in soles in the local market up to the maximum amount of S/1,000,000,000 through the Second Corporate Bonds Program of Pacasmayo, whose purpose was to settle the mid-term loans described in the previous paragraph. On January 31, 2019, senior notes were issued for: i) S/260,000,000 at a rate of 6.688 percent per year and maturity of 10 years and; ii) S/310,000,000 at a rate of 6.844 percent per year and maturity of 15 years.
Financial Guarantee Contracts [Member]
Financial Obligations (Details) [Line Items]
Profit or loss		S/ 38,690,000	S/ 60,225,000	S/ 63,333,000